Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.03350%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$810,425.69

Principal:
Principal Collections	$17,334,635.33
Prepayments in Full	$7,712,498.56
Liquidation Proceeds	$266,135.15
Recoveries	$168,058.38
Sub Total	$25,481,327.42
Collections	$26,291,753.11

Purchase Amounts:
Purchase Amounts Related to Principal	$271,773.01
Purchase Amounts Related to Interest	$672.98
Sub Total	$272,445.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,564,199.10

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,564,199.10
Servicing Fee	$351,186.68	$351,186.68	$0.00	$0.00	$26,213,012.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,213,012.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,213,012.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,213,012.42
Interest - Class A-3 Notes	$201,488.12	$201,488.12	$0.00	$0.00	$26,011,524.30
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$25,794,724.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,794,724.30
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$25,706,710.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,706,710.97
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$25,643,568.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,643,568.97
Regular Principal Payment	$23,888,091.98	$23,888,091.98	$0.00	$0.00	$1,755,476.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,755,476.99
Residual Released to Depositor	$0.00	$1,755,476.99	$0.00	$0.00	$0.00
Total		$26,564,199.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,888,091.98
Total					$23,888,091.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,888,091.98	$52.91	$201,488.12	$0.45	$24,089,580.10	$53.36
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$23,888,091.98	$15.20	$569,443.45	$0.36	$24,457,535.43	$15.56

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$144,781,884.10	0.3206686	$120,893,792.12	0.2677603
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$358,871,884.10	0.2283205	$334,983,792.12	0.2131225

Pool Information
Weighted Average APR	2.270%	2.263%
Weighted Average Remaining Term	28.68	27.89
Number of Receivables Outstanding	33,523	32,508
Pool Balance	$421,424,015.11	$395,451,311.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$390,307,623.79	$366,419,531.81
Pool Factor	0.2452958	0.2301780

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$29,031,780.01
Targeted Overcollateralization Amount	$60,467,519.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,467,519.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$387,661.24
(Recoveries)		170	$168,058.38
Net Loss for Current Collection Period			$219,602.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6253%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5539%
Second Prior Collection Period			0.1719%
Prior Collection Period			0.6315%
Current Collection Period			0.6452%
Four Month Average (Current and Prior Three Collection Periods)			0.5006%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,443	$14,130,365.66
(Cumulative Recoveries)			$2,314,998.63
Cumulative Net Loss for All Collection Periods			$11,815,367.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6877%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,104.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,431.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.63%	399	$6,460,655.57
61-90 Days Delinquent	0.13%	28	$518,784.32
91-120 Days Delinquent	0.07%	14	$289,425.59
Over 120 Days Delinquent	0.22%	40	$878,123.32
Total Delinquent Receivables	2.06%	481	$8,146,988.80

Repossession Inventory:
Repossessed in the Current Collection Period		26	$417,560.12
Total Repossessed Inventory		37	$651,007.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2349%
Prior Collection Period			0.2774%
Current Collection Period			0.2522%
Three Month Average			0.2549%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4264%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer